ACCRUED EXPENSES AND OTHER LIABILITIES - Schedule of accrued expenses and other liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued payroll and welfare	¥ 76,468		¥ 95,816
Freight payable	29,533		68,197
Deposit from suppliers	36,909		27,483
Installation fee payables	6,609		18,957
Product warranty	28,292		28,796
Marketing and promotion expenses	47,124		25,709
Payment for purchase of property	16,075		17,647
Other tax payable	3,474		9,954
Professional fee payables	4,265		5,143
Refund liabilities	2,656		6,320
Other current liabilities	65,685		69,254
Total	317,090		373,276
Less: non-current portion	(8,245)		(7,558)
Accrued expenses and other liabilities-current portion	¥ 308,845	$ 44,778	¥ 365,718